Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt
Debt

Short-term borrowings outstanding as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013		2012
	Amount Outstanding	Weighted Average Interest Rate	Amount Outstanding	Weighted Average Interest Rate
Secured borrowings	$342,393	4.27%	$102,675	3.35%
Mortgage repurchase borrowings	223,113	2.51%	100,301	2.59%
Warehouse lines of credit	7,056	4.98%	—	N/A
Operating lines of credit	6,499	4.07%	5,131	4.17%
Total short-term borrowings	$579,061		$208,107

Mortgage Funding Arrangements

The Company maintains mortgage participation agreements, repurchase agreements and warehouse lines of credit(collectively referred to as “mortgage funding arrangements”) with various financial institutions, primarily to fund the origination of mortgage loans which are subject to participation. As of December 31, 2013 the Company held mortgage funding arrangements with 5 separate financial institutions and a total maximum borrowing capacity of $967,000. Each mortgage funding arrangement is collateralized by the underlying mortgage loans.

The following table summarizes the amounts outstanding, interest rates and maturity dates under the Company’s various mortgage funding arrangements as of December 31, 2013:

Mortgage Funding Arrangements	Amount Outstanding	Interest Rate	Maturity Date
Merchants Bank of Indiana	$343,433	Same as the underlying mortgage rates, less contractual service fee/PRIME plus 1.00%	June 2014
Barclays Bank PLC	164,646	LIBOR plus applicable margin	December 2014
Bank of America, N.A.	58,467	LIBOR plus applicable margin	March 2014
Flagstar Bank	1,408	LIBOR plus applicable margin	July 2014
First Tennessee Bank	4,608	LIBOR plus applicable margin	August 2014
Total	$572,562

The mortgage funding arrangements are generally tied to the loan participation agreements executed with the same financial institutions. Pursuant to the loan participation agreements, the Company periodically sells beneficial ownership interests in its mortgage loan receivables. As of December 31, 2013, the Company has a total of $400,000 in loan participation limit that expires through June 30, 2014. The lenders may cancel the agreements with written notice; however, we expect to be able to renew these agreements and do not foresee any challenges in doing so.

On July 1, 2013, we entered into an amended and restated master participation agreement with Merchants Bank of Indiana. Merchants Bank of Indiana’s commitment to purchase mortgage loans pursuant to the amended and restated master participation agreement will expire on June 30, 2014, unless renewed or terminated earlier under certain circumstances provided for therein. Such amended and restated master participation agreement provides that we may, from time to time, transfer to Merchants Bank of Indiana undivided beneficial ownership interests in qualifying, single-family mortgage loans. The aggregate maximum borrowing capacity under the amended and restated master participation agreement was $400,000 at December 31, 2013. Amounts outstanding under this agreement totaled $342,393 at December 31, 2013.

In May 2011, we entered into a mortgage warehouse and security agreement with Merchants Bank of Indiana, which was amended and restated in June 2013. The mortgage warehouse loan and security agreement states that Merchants Bank of Indiana will establish a line of credit for us secured by our pledge of certain residential mortgage loans and the related mortgage documents to Merchants Bank. The maximum borrowing capacity under the line of credit was $2,000 at December 31, 2013. At December 31, 2013, $1,040 was outstanding under this line of credit and carried an interest rate of 4.25%.

On July 31, 2013, we entered into a master repurchase agreement with Barclays Bank PLC ("Barclays"), which was amended and restated in December 2013. The master repurchase agreement will terminate at the earliest to occur of (1) December 16, 2014, (ii) the termination of the mortgage loan participation purchase and sale agreement with Barclays or (iii) at the option of Barclays, the occurrence of an event of default after the expiration of any applicable grace period. The master repurchase agreement states that we may, from time to time, enter into transactions in which we sell to Barclays certain mortgage loans, on a servicing-released basis, against the transfer of funds by Barclays, with a simultaneous agreement for Barclays to transfer to us the related purchased assets on a date certain not later than one year following such transfer, against the transfer of funds by us. The interest rate is equal to LIBOR plus a margin.

On July 31, 2013, we entered into a mortgage loan participation purchase and sale agreement with Barclays, which was amended and restated in December 2013. The mortgage loan participation purchase and sale agreement will terminate at the earliest to occur of (i) December 16, 2014, (ii) the termination of the master repurchase agreement with Barclays or, (iii) at the option of Barclays, the occurrence of a servicing termination event after the expiration of any applicable grace period. The mortgage loan participation purchase and sale agreement states that we may, from time to time, sell all of our beneficial right, title and interest in and to designated pools of single-family residential mortgage loans eligible in the aggregate to back securities, and in and to the servicing rights related thereto. The aggregate transaction limit is $300,000 for both the master repurchase agreement and the mortgage loan participation purchase and sale agreement.

On February 28, 2013, we entered into a master repurchase agreement with Bank of America, N.A. ("Bank of America"), which was amended in February 2014. Under the agreement with Bank of America, from time to time, we may transfer to Bank of America certain residential mortgage loans and/or other mortgage related assets and interests, against the transfer of funds by Bank of America, with a simultaneous agreement by Bank of America to sell to us those purchased assets at a specified date or on demand after the purchase date, against the transfer of funds by us. Under the master repurchase agreement, Bank of America will enter into transactions with us provided that the aggregate outstanding purchase price as of any date shall not exceed $100,000, and the aggregate outstanding purchase price for any type of transaction shall not exceed the applicable type sublimit.

On June 24, 2013, we entered into a mortgage loan participation purchase and sale agreement with Bank of America, which was amended in February 2014. Under this agreement with Bank of America, from time to time, we may sell to Bank of America beneficial ownership interests in designated pools of qualifying, residential mortgage loans and the servicing rights relating thereto. The mortgage loan participation purchase and sale agreement will terminate in March 2014, unless terminated earlier under certain circumstances provided for therein. Under the mortgage loan participation purchase and sale agreement, Bank of America may enter into transactions with us to purchase participation certificates provided that the aggregate purchase price of such participation certificates as of any date shall not exceed $100,000.

On November 19, 2012, we entered into a master loan participation and servicing agreement with Bank of Virginia, with a maximum borrowing capacity of $60,000. The master loan participation and servicing agreement provided that we could, from time to time, sell to Bank of Virginia beneficial ownership interests in qualifying, single-family mortgage loans. This agreement expired in November 2013.

Through our December 2013 acquisition of Crossline, at December 31, 2013 we had warehouse lines of credit with Flagstar Bank and First Tennessee Bank with maximum borrowing capacities of $50,000 and $15,000, respectively, and expiration dates of July 2014 and August 2014, respectively. The Flagstar Bank and First Tennessee Bank warehouse lines of credit were terminated in February 2014 and January 2014, respectively, and the outstanding balances were repaid in full upon termination.

Operating Lines of Credit

The Company has a $7,200 operating line of credit agreement, which expires on June 30, 2014. Interest under the agreement is at the prime rate (with a floor of 4.00%) per annum. The line is collateralized by the net servicing fee cash flows from and proceeds on approved sales of mortgage servicing rights. The amount outstanding under the line amounted to $6,111 with an interest rate of 4.00% at December 31, 2013.

The Company also has a $1,000 operating line of credit agreement, which expires on June 30, 2014. Interest under this agreement ranges between 5.25% and 6.00% per annum. The line is collateralized by the Company’s cost method investment in this lender and the net servicing fee cash flows from and proceeds on approved sales of mortgage servicing rights. The amount outstanding under the line amounted to $388 with an interest rate of 5.25% at December 31, 2013.

The above mortgage funding and operating line of credit agreements contain covenants which include certain financial requirements, including maintenance of minimum tangible net worth, maximum debt to tangible net worth ratio, minimum liquidity, minimum current ratio, minimum profitability, and limitations on additional debt and transactions with affiliates, as defined in the agreement. We were in compliance with all significant covenants at December 31, 2013.

The Company intends to renew the mortgage funding arrangements and operating lines of credit when they mature and has no reason to believe the Company will be unable to do so.

Term Loan

On March 29, 2013, the Company entered into a Secured Term Promissory Note agreement (the "Note") with a stockholder to borrow $10,000. The Note was scheduled to mature on September 30, 2013 and bore interest at 5.00% (compounded monthly), through May 31, 2013, and thereafter at an interest rate of 12.50% (compounded monthly). The Note was repaid in full on May 15, 2013 with $4,345 of cash and 314,147 shares of the Company's common stock, at a per share price of $18.00, totaling $5,655 issued under the Company's private equity offering were sent directly to the stockholder for the remaining balance on the Note.

As of and for the year ended December 31, 2013, the Company had no outstanding long-term borrowings.